Organization, Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization, Basis of Presentation and Summary of Significant Accounting Policies

1. Organization, Basis of Presentation and Summary of Significant Accounting Policies

The Company

Smith Micro Software, Inc. (“Smith Micro,” “Company,” “we,” “us,” and “or”) develops software to simplify and enhance the mobile experience, providing solutions to leading wireless service providers, device manufacturers, and enterprise businesses around the world.  From optimizing wireless networks to uncovering customer experience insights, and from streamlining Wi-Fi access to ensuring family safety, our solutions enrich connected lifestyles while creating new opportunities to engage consumers via smartphones. Our portfolio also includes a wide range of products for creating, sharing, and monetizing rich content, such as visual messaging, video streaming, and 2D/3D graphics applications. With this as a focus, it is Smith Micro’s mission to help our customers thrive in a connected world.

Over the past three decades, Smith Micro has developed deep expertise in embedded software for mobile devices, policy-based management platforms, and highly-scalable client and server applications.  Tier 1 mobile network operators, cable providers, OEMs/device manufacturers, and enterprise businesses across a wide range of industries use our software to capitalize on the growth of connected consumers and the Internet of Things (“IoT”).

In general, we help our customers:

•	Optimize networks, reduce operational costs, and deliver “best-connected” user experiences;
•	Manage mobile devices over-the-air for maximum performance, efficiency, reliability and cost-effectiveness;
•	Provide greater insight into the mobile user experience to improve service quality and customer loyalty;
•	Engage and grow high-value relationships with their customers using smartphones.

We continue to innovate and evolve our business to take advantage of industry trends and opportunities in emerging markets, such as “Big Data” analytics, the explosion of Wi-Fi hotspots, and business-to-consumer (“B2C”) mobile marketing and advertising.  The key to our longevity, however, is not simply technology innovation, but a never-ending focus on customer value.

Basis of Presentation

The accompanying consolidated financial statements reflect the operating results and financial position of Smith Micro and its wholly owned subsidiaries in accordance with accounting principles generally accepted in the United States of America. All intercompany amounts have been eliminated in consolidation.

Foreign Currency Transactions

The Company has international operations resulting from current and prior year acquisitions. The countries in which the Company has a subsidiary or branch office in are Serbia, Sweden, Portugal, the United Kingdom and Canada. The functional currency for all of these foreign entities is the U.S. dollar in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic No. 830-30, Foreign Currency Matters-Translation of Financial Statements. Foreign currency transactions that increase or decrease expected functional currency cash flows is a foreign currency transaction gain or loss that are included in determining net income for the period in which the exchange rate changes. Likewise, a transaction gain or loss (measured from the transaction date or the most recent intervening balance sheet date, whichever is later) realized upon settlement of a foreign currency transaction is included in determining net income for the period in which the transaction is settled.

Business Combinations

The Company applies the provisions of FASB ASC Topic No. 805, Business Combinations, in the accounting for its acquisitions, which requires recognition of the assets acquired and the liabilities assumed at their acquisition date fair values, separately from goodwill. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net of the acquisition date fair values of the tangible and identifiable intangible assets acquired and liabilities assumed. While the Company uses its best estimates and assumptions to accurately value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable, its estimates are inherently uncertain and subject to refinement. As a result, during the measurement period that exists up to twelve months from the acquisition date, the Company may record adjustments to the tangible and specifically identifiable intangible assets acquired and liabilities assumed with a corresponding adjustment to goodwill in the reporting period in which the adjusted amounts are determined. Upon the conclusion of the measurement period or final determination of the values of assets acquired and liabilities assumed, whichever comes first, the impact of any subsequent adjustments is included in the consolidated statements of operations.

Costs to exit or restructure certain activities of an acquired company or the Company’s internal operations are accounted for as a one-time termination and exit cost pursuant to FASB ASC Topic No. 420, Exit or Disposal Cost Obligations, and are accounted for separately from the business combination. A liability for costs associated with an exit or disposal activity is recognized and measured at its fair value in the Company’s consolidated statement of operations in the period in which the liability is incurred.

Uncertain income tax positions and tax-related valuation allowances that are acquired in connection with a business combination are initially estimated as of the acquisition date. The Company reevaluates these items quarterly based upon facts and circumstances that existed as of the acquisition date, with any adjustments to the preliminary estimates being recorded to goodwill if such adjustments occur within the 12-month measurement period. Subsequent to the end of the measurement period or the Company’s final determination of the value of the tax allowance or contingency, whichever comes first, changes to these uncertain tax positions and tax-related valuation allowances will affect the provision for income taxes in the consolidated statement of operations, and could have a material impact on results of operations and financial position.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value of Financial Instruments

The Company measures and discloses fair value measurements as required by FASB ASC Topic No. 820, Fair Value Measurements and Disclosures.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, the FASB establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

•	Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
•	Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.
•	Level 3 - Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

As required by FASB ASC Topic No. 820, we measure our cash equivalents and short-term investments at fair value. Our cash equivalents and short-term investments are classified within Level 1 by using quoted market prices utilizing market observable inputs.

As required by FASB ASC Topic No. 825, Financial Instruments, an entity can choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings in the current period. This Topic also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value.  As permitted, the Company has elected not to use the fair value option to measure our available-for-sale securities under this Topic and will continue to report as required by FASB ASC Topic No. 320, Investments-Debt and Equity Securities.  We have made this election because the nature of our financial assets and liabilities are not of such complexity that they would benefit from a change in valuation to fair value.

As required by FASB ASC Topic No. 350, for goodwill and other intangibles impairment analysis, we utilize fair value measurements which are categorized within Level 3 of the fair value hierarchy.

Significant Concentrations

For the year ended December 31, 2016, two customers, each accounting for over 10% of revenues, made up 76.1% of revenues and 80% of accounts receivable, and one service provider with more than 10% of purchases totaled 24% of accounts payable.  For the year ended December 31, 2015, two customers, each accounting for over 10% of revenues, made up 76.7% of revenues and 83% of accounts receivable, and one service provider with more than 10% of purchases totaled 13% of accounts payable.  For the year ended December 31, 2014, two customers, each accounting for over 10% of revenues, made up 79.2% of revenues and 87% of accounts receivable, and one service provider with more than 10% of purchases totaled 27% of accounts payable.

Cash and Cash Equivalents

Cash and cash equivalents generally consist of cash, government securities, mutual funds, and money market funds. These securities are primarily held in two financial institutions and are uninsured except for the minimum Federal Deposit Insurance Corporation coverage, and have original maturity dates of three months or less.  As of December 31, 2016 and 2015, bank balances totaling approximately $2.1 million and $8.5 million, respectively, were uninsured.

Short-Term Investments

Short-term investments have consisted of corporate notes, bonds, and commercial paper and U.S. government agency and government sponsored enterprise obligations.  The Company accounts for these short-term investments as required by FASB ASC Topic No. 320, Investments-Debt and Equity Securities.  These debt and equity securities are not classified as either held-to-maturity securities or trading securities.  As such, they are classified as available-for-sale securities. Available-for-sale securities are recorded at fair value, with unrealized gains or losses recorded as a separate component of accumulated other comprehensive income in stockholders’ equity until realized.

Accounts Receivable and Allowance for Doubtful Accounts

We sell our products worldwide. We perform ongoing credit evaluations of our customers and adjust credit limits based upon payment history, the customer’s current credit worthiness and various other factors, as determined by our review of their current credit information. We continuously monitor collections and payments from our customers. We estimate credit losses and maintain an allowance for doubtful accounts reserve based upon these estimates. While such credit losses have historically been within our estimated reserves, we cannot guarantee that we will continue to experience the same credit loss rates that we have in the past. If not, this could have an adverse effect on our consolidated financial statements. Allowances for product returns are included in other adjustments to accounts receivable on the accompanying consolidated balance sheets. Product returns are estimated based on historical experience and have also been within management’s estimates.

Inventories

Inventories consist principally of compact disks (“CDs”), boxes and manuals and are stated at the lower of cost (determined by the first-in, first-out method) or market. The Company regularly reviews its inventory quantities on hand and records a provision for excess and obsolete inventory based primarily on management’s forecast of product demand and production requirements. At December 31, 2016 and 2015, our net inventory of $12,000 and $39,000 respectively, consisted mostly of components.

Equipment and Improvements

Equipment and improvements are stated at cost. Depreciation is computed using the straight-line method based on the estimated useful lives of the assets, generally ranging from three to seven years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful life of the asset or the lease term.

Internal Software Development Costs

Development costs incurred in the research and development of new software products and enhancements to existing software products are expensed as incurred until technological feasibility has been established.  The Company considers technological feasibility to be established when all planning, designing, coding, and testing has been completed according to design specifications.  After technological feasibility is established, any additional costs are capitalized.  Through December 31, 2016, software has been substantially completed concurrently with the establishment of technological feasibility; accordingly, no costs have been capitalized to date.

Impairment or Disposal of Long Lived Assets

Long-lived assets to be held are reviewed for events or changes in circumstances which indicate that their carrying value may not be recoverable.  They are tested for recoverability using undiscounted cash flows to determine whether or not impairment to such value has occurred as required by FASB ASC Topic No. 360, Property, Plant, and Equipment.  The Company determined there was an impairment of its Customer Relationships intangible asset in the amount of $0.4 million as of December 31, 2016.

Goodwill

In accordance with FASB ASC Topic No. 350, Intangibles-Goodwill and Other, we review the recoverability of the carrying value of goodwill at least annually or whenever events or circumstances indicate a potential impairment. The Company’s annual impairment testing date is December 31. Recoverability of goodwill is determined by comparing the fair value of the Company’s reporting units to the carrying value of the underlying net assets in the reporting units. If the fair value of a reporting unit is determined to be less than the carrying value of its net assets, goodwill is deemed impaired and an impairment loss is recognized to the extent that the carrying value of goodwill exceeds the difference between the fair value of the reporting unit and the fair value of its other assets and liabilities.

Intangible Assets and Amortization

Amortization expense related to other intangibles acquired in acquisitions is calculated on a straight line basis over the useful lives.

Derivatives

The Company analyzes all financial instruments with features of both liabilities and equity under FASB ASC Topic No. 480, Distinguishing Liabilities From Equity and FASB ASC Topic No. 815, Derivatives and Hedging.  Derivative liabilities are adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as adjustments to fair value of derivatives. The effects of interactions between embedded derivatives are calculated and accounted for in arriving at the overall fair value of the financial instruments.

Deferred Rent and Other Long-Term Liabilities

The long-term liabilities are for deferred rent to account for the difference between straight-line and bargain rents, lease incentives included in deferred rent, restructuring expenses, and sublease deposits.

Going Concern Evaluation

In connection with preparing consolidated financial statements for the year ended December 31, 2016, management evaluated whether there were conditions and events, considered in the aggregate, that raised substantial doubt about the Company’s ability to continue as a going concern within one year from the date that the financial statements are issued.

The Company considered the following:

•	Operating losses for seven consecutive quarters.
•	Negative cash flow from operating activities for three consecutive quarters.
•	Depressed stock price resulting in being non-compliant with NASDAQ listing rules to maintain a stock price of $1.00/share resulting in the necessity to execute a 1:4 reverse stock split.
•	Loss of 32% of revenue from our number one customer, Sprint, in fiscal year 2016 versus fiscal year 2015.

Ordinarily, conditions or events that raise substantial doubt about an entity’s ability to continue as a going concern relate to the entity’s ability to meet its obligations as they become due.

The Company evaluated its ability to meet its obligations as they become due within one year from the date that the financial statements are issued by considering the following:

•	The Company raised $4.0 million of debt financing during the year ended December 31, 2016.
•	The Company has been able to raise capital from short-term loans from its Board members.
•

As a result of the Company’s restructuring that was implemented during the three months ended December 31, 2016, and again during the first quarter of fiscal 2017, the Company’s cost structure is now in line with its current baseline revenue projections.  See Footnote 3 for additional details regarding restructuring.

Management believes that the Company will generate enough cash from operations to satisfy its obligations for the next twelve months.

The Company will take the following actions if it starts to trend unfavorable to its internal profitability and cash flow projections, in order to mitigate conditions or events that would raise substantial doubt about its ability to continue as a going concern:

•	Raise additional capital through short-term loans.
•	Implement additional restructuring and cost reductions.
•	Raise additional capital through a private placement.
•	Secure a commercial bank line of credit.
•	Dispose of one or more product lines.
•	Sell or license intellectual property.

Revenue Recognition

We currently report our net revenues under two operating groups: Wireless and Graphics. Within each of these groups, software revenue is recognized based on the customer and contract type. We recognize revenue when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed and determinable, and collectability is probable as required by FASB ASC Topic No. 605-985, Revenue Recognition-Software.  We recognize revenues from sales of our software to our customers or end users as completed products are shipped and title passes or from royalties generated as authorized customers duplicate our software, if the other requirements are met. If the requirements are not met at the date of shipment, revenue is not recognized until these elements are known or resolved. For Wireless sales, returns from customers are limited to defective goods or goods shipped in error. Historically, customer returns have not exceeded the very nominal estimates and reserves. We also provide some technical support to our customers. Such costs have historically been insignificant.

We have a few multiple element agreements for which we have contracted to provide a perpetual license for use of proprietary software, to provide non-recurring engineering, and in some cases, to provide software maintenance (post contract support). For these software and software-related multiple element arrangements, we must: (1) determine whether and when each element has been delivered; (2) determine whether undelivered products or services are essential to the functionality of the delivered products and services; (3) determine the fair value of each undelivered element using vendor-specific objective evidence (“VSOE”); and (4) allocate the total price among the various elements. VSOE of fair value is used to allocate a portion of the price to the undelivered elements and the residual method is used to allocate the remaining portion to the delivered elements. Absent VSOE, revenue is deferred until the earlier of the point at which VSOE of fair value exists for any undelivered element or until all elements of the arrangement have been delivered. However, if the only undelivered element is post contract support, the entire arrangement fee is recognized ratably over the performance period. We determine VSOE for each element based on historical stand-alone sales to third parties or from the stated renewal rate for the elements contained in the initial arrangement. In determining VSOE, we require that a substantial majority of the selling prices for a product or service fall within a reasonably narrow pricing range.  We have established VSOE for our post contract support services and non-recurring engineering.

On occasion, we enter into fixed fee arrangements, i.e. for trials, in which customer payments are tied to the achievement of specific milestones. Revenue for these contracts is recognized based on customer acceptance of certain milestones as they are achieved.  We also enter hosting arrangements that sometimes include up-front, non-refundable set-up fees.  Revenue is recognized for these fees over the term of the agreement.

For Graphics sales, management reviews available retail channel information and makes a determination of a return provision for sales made to distributors and retailers based on current channel inventory levels and historical return patterns. Certain sales to distributors or retailers are made on a consignment basis.  Revenue for consignment sales are not recognized until sell through to the final customer is established. Certain revenues are booked net of revenue sharing payments. Sales directly to end users are recognized upon shipment. End users have a thirty-day right of return, but such returns are reasonably estimable and have historically been immaterial. We also provide technical support to our customers. Such costs have historically been insignificant.

Sales Incentives

For our Graphics sales, the cost of sales incentives the Company offers without charge to customers that can be used in, or that are exercisable by a customer as a result of, a single exchange transaction is accounted for as a reduction of revenue as required by FASB ASC Topic No. 605-50, Revenue Recognition-Customer Payments and Incentives.  We use historical redemption rates to estimate the cost of customer incentives.  Total sales incentives were $0.3 million, $0.2 million and $0.5 million for the years ended December 31, 2016, 2015, and 2014, respectively.

Advertising Expense

Advertising costs are expensed as incurred. Advertising expenses were $0.5 million, $0.3 million, and $0.3 million for the years ended December 31, 2016, 2015, and 2014, respectively.

Stock-Based Compensation

The Company accounts for all stock-based payment awards made to employees and directors based on their fair values and recognized as compensation expense over the vesting period using the straight-line method over the requisite service period for each award as required by FASB ASC Topic No. 718, Compensation-Stock Compensation.

Net Loss Per Share

The Company calculates earnings per share (“EPS”) as required by FASB ASC Topic No. 260, Earning Per Share.  Basic EPS is calculated by dividing the net income available to common stockholders by the weighted average number of common shares outstanding for the period, excluding common stock equivalents. Diluted EPS is computed by dividing the net income available to common stockholders by the weighted average number of common shares outstanding for the period, plus the weighted average number of dilutive common stock equivalents outstanding for the period determined using the treasury-stock method. For purposes of this calculation, common stock subject to repurchase by the Company and options are considered to be common stock equivalents, and are only included in the calculation of diluted earnings per share when their effect is dilutive.

	Year Ended December 31,
	2016	2015	2014
	(in thousands, except per share amounts)
Numerator:
Net loss available to common stockholders	$(15,343)	$(2,602)	$(11,799)
Denominator:
Weighted average shares outstanding - basic	11,951	11,486	10,162
Potential common shares - options (treasury stock method)	—	—	—
Weighted average shares outstanding - diluted	11,951	11,486	10,162
Shares excluded (anti-dilutive)	—	17	37
Shares excluded due to an exercise price greater than weighted average stock price for the period	2,094	383	377
Net loss per common share:
Basic	$(1.28)	$(0.23)	$(1.16)
Diluted	$(1.28)	$(0.23)	$(1.16)

Recently Adopted Accounting Pronouncements

In September 2015, FASB issued ASU No. 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments as part of the Board’s Simplification Initiative.  This Update requires:

•	An acquirer to recognize adjustments to provisional amounts identified during the measurement period in the reporting period in which the adjustment amounts are determined.
•

An acquirer to record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects resulting from the change to the provisional amounts. This effect is required to be calculated as if the accounting had been completed at the acquisition date.

•

An entity to present separately on the face of the income statement or disclose in the notes the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date.

The guidance was effective for financial statements issued for annual periods beginning after December 15, 2015, including interim periods within those fiscal years.  The Company has adopted this standard and it did not have a material impact on the Company’s consolidated financial statements.

In April 2015, FASB issued ASU No. 2015-03, Interest-Imputation of Interest (Topic 835-30): This Update requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of debt liability, consistent with debt discounts or premiums. The Company has adopted this standard during fiscal year 2016 and it did not have a material impact on the Company’s consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40).  The Update provides U.S. GAAP guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and about related footnote disclosures. For each reporting period, management will be required to evaluate whether there are conditions or events that raise substantial doubt about a company’s ability to continue as a going concern within one year from the date the financial statements are issued.  The amendments in this Update are effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. The Company has adopted this standard and it had no impact on the Company’s consolidated financial statements other than additional required disclosure.

Recently Issued Accounting Standards not yet Adopted

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, to reduce the existing diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. Amendments in this update are effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. Early adoption is permitted for any entity in any interim or annual period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period.  The Company will be evaluating the impact of this guidance on our consolidated financial statements.

In March 2016, the FASB issued final guidance in ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting, which will change certain aspects of accounting for share-based payments to employees.  The new guidance will require all income tax effects of awards to be recognized in the income statement when the awards vest or are settled.  It will also allow an employer to repurchase more of an employee’s shares than it currently can for tax withholding purposes without triggering liability accounting and to make a policy election to account for forfeitures as they occur.  The guidance is effective for financial statements issued for annual periods beginning after December 15, 2016.  Early adoption is permitted for all companies in any interim or annual period, and must be adopted on a modified prospective approach.  Due to the Company applying a full valuation allowance against its deferred tax assets, the nature of the change on the balance sheet will not be material.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), to increase transparency and comparability among organizations by recognizing all lease transactions (with terms in excess of 12 months) on the balance sheet as a lease liability and a right-of-use asset (as defined). The ASU is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, with earlier application permitted.  Upon adoption, the lessee will apply the new standard retrospectively to all periods presented or retrospectively using a cumulative effect adjustment in the year of adoption.  The Company will be evaluating the impact of this guidance on our consolidated financial statements.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments-Overall (Topic 825-10). The Amendments to this Update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee).  The amendments in this Update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this Update requires disclosure of the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet.  For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early application by public business entities to financial statements of fiscal years or interim periods that have not yet been issued or, by all other entities, that have not yet been made available for issuance of the following amendments in this Update are permitted as of the beginning of the fiscal year of adoption - an entity should present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk if the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. The Company will be evaluating the impact of this guidance on our consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606).  The amendments to this Update supersede nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of this Topic is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. This Topic defines a five-step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than required under existing U.S. GAAP including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. In July 2015, the FASB deferred the effective date for annual reporting periods beginning after December 15, 2017 (including interim reporting periods within those periods). Early adoption is permitted to the original effective date of December 15, 2016 (including interim reporting periods within those periods). The amendments may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of initial application. The Company will be evaluating the impact of this guidance on our consolidated financial statements.